Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Apr. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 SGD ($) $ / shares shares	Apr. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 128,464	$ 167,707	$ 1,882,803
Cost of Goods sold (excluding depreciation shown separately below)		(100,072)	(130,641)	(985,099)
Employee benefits expenses		(1,886,142)	(2,462,326)	(1,851,971)
Depreciation expenses		(143,214)	(186,963)	(176,713)
Operating lease expense		(109,286)	(142,670)	(136,781)
Research and Development Expenses		(107,026)	(139,720)	(90,566)
Other operating expenses		(889,834)	(1,161,663)	(1,144,802)
Impairment of loan to third parties		(937,284)	(1,223,608)
Loss from operations		(4,044,394)	(5,279,884)	(2,503,129)
Non-operating income :
Other income		115,883	151,283	186,828
Interest expense		(6,483)	(8,463)	(43,543)
Total non-operating income, net		109,400	142,820	143,285
Loss before income taxes		(3,934,994)	(5,137,064)	(2,359,844)
Income tax expense
Net loss		$ (3,934,994)	$ (5,137,064)	$ (2,359,844)
Weighted average number of outstanding ordinary shares*
Basic	[1]	25,662,939	25,662,939	23,540,241
Diluted	[1]	25,662,939	25,662,939	23,540,241
Net loss per share attributable to ordinary shareholders
Basic | (per share)		$ (0.15)	$ (0.20)	$ (0.10)
Diluted | (per share)		$ (0.15)	$ (0.20)	$ (0.10)

[1]	Give retroactive effect to reflect the reorganization on November 2024. See Note 1.